The authorization of the consolidated financial statements	12 Months Ended
Dec. 31, 2022
The authorization of the consolidated financial statements [Abstract]
The authorization of the consolidated financial statements	2. The authorization of the consolidated financial statements The accompanying consolidated financial statements were authorized for issuance by the Audit Committee on April 28, 2023.